Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations, Income Statement
	(in US dollars)
	For the year ended December 31,
	2011	2010	2009
Sales	$4,005,078	$22,340,048	$32,721,717
Cost of sales	5,411,543	26,072,103	44,962,207
Gross profit (loss)	(1,406,465)	(3,732,055)	(12,240,490)
Total expenses, net	955,730	3,623,506	6,560,318
Net loss before Income Tax	(2,362,195)	(7,355,561)	(18,800,808)
Income tax (expenses) benefits	—	—	—
Gain on disposition of discontinued operations, net of taxes	17,103,295	—	—
Income(loss) from discontinued operations	$14,741,100	($7,355,561)	($18,800,808)